8. SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Subsequent Events [Abstract]
8. SUBSEQUENT EVENTS	NOTE 8 – SUBSEQUENT EVENTS On January 21, 2013, the Company received a refund of $121,508 for a full bond release on 16 drill holes and a partial bond release on 34 drill holes.

On October 3, 2012, the Company entered into a Private Placement Subscription for Non U.S. Subscribers with Black Sands Holdings, Inc., to subscribe to and purchase 1,265,823 units valued at $0.079 per unit for an aggregate purchase price of $100,000.  Each unit consists of one share of the Company’s common stock and one warrant.   Each warrant entitles the holder to purchase one additional share of the Company’s common stock at an exercise price of $0.119 for a period of three years.

On December 11, 2012, the Company entered into a Second Amended and Restated Promissory Note (the “Amended JBM Note”) in connection with that certain Amended and Restated Coal Buy and Sell Agreement (the “Coal Agreement”) dated as of March 26, 2012, by and between the Company and JBM Energy Company, LLC (“JBM”). The Amended JBM Note replaces the Amended and Restated Promissory Note with JBM Energy dated March 26, 2012 to provide that the next payment of $100,000 due to JBM will now be due upon the earlier of (i) sixty (60) days following the effective date of the registration statement on Form S-1 which the Company is filing with respect to that certain Amended and Restated Standby Equity Distribution Agreement dated as of June 13, 2012 by and between the Company and YA Global Master SPV Ltd. (the “Amended SEDA”) or (ii) March 9, 2013, instead of December 9, 2012 as previously provided.

Also on December 11, 2012, the Company entered into a Second Amended and Restated Promissory Note (the “Amended Pace Note”) in connection with that certain Amended and Restated Mineral Buy and Sell Agreement (the “Mineral Agreement”) dated as of March 26, 2012, by and between the Company and Russell B. Pace, Jr. (“Pace”).  The Amended Pace Note replaces the Amended and Restated Promissory Note with Pace dated March 26, 2012 to provide that the next payment of $100,000 due to Pace will now be due upon the earlier of (i) sixty (60) days following the effective date of the registration statement on Form S-1 which the Company is filing with respect to the Amended SEDA or (ii) March 9, 2013, instead of December 9, 2012 as previously provided.  The Amended Pace Note also provides that the next payment of $200,000 due to Pace will now be due upon the earlier of (i) ninety (90) days following the effective date of the registration statement or (ii) March 9, 2013, instead of December 9, 2012 as previously provided.